SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended
	Sep. 18, 2023 USD ($) shares	Dec. 31, 2024 USD ($) Segments $ / shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 21, 2024 $ / shares
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 1,404,486	$ 1,404,486
Federal insured limit		250,000
Advertising expense		$ 267,201	$ 88,832
Common stock, par value | $ / shares		$ 0.007	$ 0.007	$ 0.007
Amortization of intangible assets		$ 58,333	$ 16,528
Interest and penalties		0	0
Accruals for interest and penalties		$ 0	$ 0
Number of operating segments | Segments		2
Trademarks and Trade Names [Member]
Restructuring Cost and Reserve [Line Items]
Finite-Lived Intangible Asset, Useful Life		18 years
Customer Relationships [Member]
Restructuring Cost and Reserve [Line Items]
Finite-Lived Intangible Asset, Useful Life		14 years
Village Oaks [Member]
Restructuring Cost and Reserve [Line Items]
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Acquisition Cost, Period Cost	$ 811,000
Village Oaks [Member] | Roby P. Joyce, M.D. [Member]
Restructuring Cost and Reserve [Line Items]
Assets net	3,500,000
Cash	$ 2,500,000
Business acquisition equity interests issued or issuable number of shares issued | shares	564,972
Business combination consideration transferred equity interests issued and issuable	$ 1,000,000
Goodwill	$ 1,404,000